Taxation (Details) - Schedule of recognized tax benefits deferred tax - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance	SFr (147,149)	SFr (340,986)
Recognized in Profit or Loss	21,284	193,837
Recognized in Equity
Closing Balance	(125,865)	(147,149)
Intangible assets [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance	(212,844)	(627,540)
Recognized in Profit or Loss	(39,330)	414,696
Recognized in Equity
Closing Balance	(252,174)	(212,844)
Deferred unrealized foreign exchange gains [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Recognized in Profit or Loss	(350,054)
Closing Balance	(350,054)
Derivative financial asset [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance	(26,156)	(17,763)
Recognized in Profit or Loss	26,156	(8,393)
Recognized in Equity
Closing Balance		(26,156)
Hercules Loan Facility [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance		(889)
Recognized in Profit or Loss		889
Recognized in Equity
Net operating loss [Member]
Taxation (Details) - Schedule of recognized tax benefits deferred tax [Line Items]
Opening Balance	91,851	305,206
Recognized in Profit or Loss	384,512	(213,355)
Recognized in Equity
Closing Balance	SFr 476,363	SFr 91,851